Shareholders’ Deficit - Schedule of Company’s Stock Warrants Outstanding (Details) - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of Company’s Stock Warrants Outstanding [Line Items]
Warrants Outstanding, Number Outstanding	672,824	804,351
Warrants Outstanding, Weighted-Average Remaining Contractual Life (years)	5 years 6 months	4 years 4 months 24 days
Warrants Outstanding, Weighted-Average Exercise Price	$ 9.92	$ 16.31
Warrants Exercisable, Number Exercisable	672,824	804,351
Warrants Exercisable, Weighted-Average Exercise Price	$ 9.92	$ 16.31
0.02 to 10.00 [Member]
Schedule of Company’s Stock Warrants Outstanding [Line Items]
Warrants Outstanding, Number Outstanding	459,698	395,973
Warrants Outstanding, Weighted-Average Remaining Contractual Life (years)	7 years 3 months 18 days	7 years 10 months 24 days
Warrants Outstanding, Weighted-Average Exercise Price	$ 4.8	$ 4.94
Warrants Exercisable, Number Exercisable	459,698	395,973
Warrants Exercisable, Weighted-Average Exercise Price	$ 4.8	$ 4.94
10.01 to 25.00 [Member]
Schedule of Company’s Stock Warrants Outstanding [Line Items]
Warrants Outstanding, Number Outstanding	184,434	184,434
Warrants Outstanding, Weighted-Average Remaining Contractual Life (years)	2 years	2 years 2 months 12 days
Warrants Outstanding, Weighted-Average Exercise Price	$ 15	$ 15
Warrants Exercisable, Number Exercisable	184,434	184,434
Warrants Exercisable, Weighted-Average Exercise Price	$ 15	$ 15
25.01 to 50.00 [Member]
Schedule of Company’s Stock Warrants Outstanding [Line Items]
Warrants Outstanding, Number Outstanding	5,334	194,334
Warrants Outstanding, Weighted-Average Remaining Contractual Life (years)	4 months 24 days	1 month 6 days
Warrants Outstanding, Weighted-Average Exercise Price	$ 25	$ 32.91
Warrants Exercisable, Number Exercisable	5,334	194,334
Warrants Exercisable, Weighted-Average Exercise Price	$ 25	$ 32.91
50.01 to 105.00 [Member]
Schedule of Company’s Stock Warrants Outstanding [Line Items]
Warrants Outstanding, Number Outstanding	23,358	29,610
Warrants Outstanding, Weighted-Average Remaining Contractual Life (years)	4 months 24 days	6 months
Warrants Outstanding, Weighted-Average Exercise Price	$ 67.28	$ 67.57
Warrants Exercisable, Number Exercisable	23,358	29,610
Warrants Exercisable, Weighted-Average Exercise Price	$ 67.28	$ 67.57